Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	¥ 522,936	¥ 549,668
Lease liabilities	¥ 548,699	¥ 571,087
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (Note 12)	Other liabilities (Note 12)
Weighted average:
Remaining lease term	14 years	14 years 8 months 12 days
Discount rate	0.97%	0.66%